UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL            October 8, 2009
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            51

Form 13F Information Table Value Total:      $155,731
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
DOW CHEMICAL Total                        C     260543103          1          28 SH          SOLE                                 28
DWS MON MKT PRIME SERIES- DWS MON MKT
   FUND Total                             MM    23339A101        301     300,638 SH          SOLE                            300,638
FEDERATED PRIME CASH SERIES FUND Total    MM    147551105      3,500   3,499,953 SH          SOLE                          3,499,953
FEDERATED US TREASURY CASH RESERVES
   FUND INSTITUTIONAL CLASS Total         MM    60934N682        300     300,067 SH          SOLE                            300,067
FIDELITY CASH RESERVE FUND RETAIL
   CLASS Total                            MM    316067107        306     305,864 SH          SOLE                            305,864
GLOBAL INDUSTRIES LTD Total               C     379336100          0          44 SH          SOLE                                 44
ISHARES COMEX GOLD TR ISHARES Total       ETF   464285105        223       2,250 SH          SOLE                              2,250
ISHARES IBOXX INVESTOP INVESTMENT
   GRADE CORP BD FD Total                 ETF   464287242      6,389      59,886 SH          SOLE                             59,886
ISHARES MSCI EAFE INDEX FUND Total        ETF   464287465      5,710     104,429 SH          SOLE                            104,429
ISHARES MSCI PACIFIC EX-JAPAN INDEX
   FUND Total                             ETF   464286665        159       3,926 SH          SOLE                              3,926
ISHARES RUSSELL 1000 INDEX FUND Total     ETF   464287622         25         427 SH          SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND Total     ETF   464287655      5,406      89,737 SH          SOLE                             89,737
ISHARES RUSSELL 2000 VALUE INDEX FUND
   Total                                  ETF   464287630      9,806     173,773 SH          SOLE                            173,773
ISHARES RUSSELL MIDCAP VALUE INDEX
   Total                                  ETF   464287473         17         478 SH          SOLE                                478
ISHARES S&P 500 INDEX FD Total            ETF   464287200     28,237     266,363 SH          SOLE                            266,363
ISHARES S&P GLOBAL ENERGY SECTOR INDEX
   FUND Total                             ETF   464287341        796      23,329 SH          SOLE                             23,329
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
   INDEX FUND Total                       ETF   464287291          9         176 SH          SOLE                                176
ISHARES S&P GROWTH INDEX FD Total         ETF   464287309        398       7,372 SH          SOLE                              7,372
ISHARES S&P MIDCAP 400 GROWTH INDEX FD
   Total                                  ETF   464287606          9         118 SH          SOLE                                118
ISHARES S&P NATIONAL Total                ETF   464288414         26         243 SH          SOLE                                243
ISHARES S&P SMALLCAP 600 GROWTH INDEX
   FD Total                               ETF   464287887          9         160 SH          SOLE                                160
ISHARES S&P VALUE INDEX FD Total          ETF   464287408      5,477     106,988 SH          SOLE                            106,988
ISHARES SILVER TRUST Total                ETF   46428Q109         28       1,689 SH          SOLE                              1,689
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX
   FD Total                               ETF   464287457      3,695      43,983 SH          SOLE                             43,983
ISHARES TR BARCLAYS 20+ TREAS BD FD
   Total                                  ETF   464287432      1,329      13,475 SH          SOLE                             13,475
ISHARES TR BARCLAYS 7-10 YR TRES INDEX
   FD Total                               ETF   464287440      1,249      13,524 SH          SOLE                             13,524
ISHARES TR BARCLAYS INTERMED CR BD FD
   Total                                  ETF   464288638      8,774      84,770 SH          SOLE                             84,770
ISHARES TR BARCLAYS TIPS BD FD
   PROTECTED SECS FD Total                ETF   464287176     10,606     103,088 SH          SOLE                            103,088
ISHARES TR BARCLAYS US AGGREGATE BD FD
   Total                                  ETF   464287226     26,562     253,162 SH          SOLE                            253,162
ISHARES TR COHEN & STEERS REALTY
   MAJORS INDEX FD Total                  ETF   464287564        810      16,664 SH          SOLE                             16,664
ISHARES TR DOW JONES SELECT DIV INDEX
   FD Total                               ETF   464287168        159       3,863 SH          SOLE                              3,863
ISHARES TR FTSE XNHUA IDX Total           ETF   464287184         41       1,005 SH          SOLE                              1,005
ISHARES TR SP US PFD Total                ETF   464288687      1,659      45,752 SH          SOLE                             45,752
ISHARES TRUST ISHARES MSCI VALUE INDEX
   FUND Total                             ETF   464288877      9,921     193,814 SH          SOLE                            193,814
J & J SNACK FOODS CORP Total              C     466032109          1          19 SH          SOLE                                 19
KNIGHT CAP GROUP INC COM Total            C     499005106          2          78 SH          SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
   CLASS A COMMON STOCK Total             C     577128101          2          53 SH          SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
   #BMG621851069 Total                    C     G62185106          1          53 SH          SOLE                                 53
MOTOROLA, INC. Total                      C     620076109          1         146 SH          SOLE                                146
NIKE INC CLASS B Total                    C     654106103          1          15 SH          SOLE                                 15
PLANTRONICS INC Total                     C     727493108          2          63 SH          SOLE                                 63
POWERSHARES DYNAMIC LARGE CAP VALUE
   PORTFOLIO Total                        ETF   73935X708         33       2,065 SH          SOLE                              2,065
RADIANT SYSTEMS INC Total                 C     75025N102          1          76 SH          SOLE                                 76
SELECT SECTOR SPDR FD HEALTH CARE
   Total                                  ETF   81369Y209        110       3,828 SH          SOLE                              3,828
SPDR LEHMAN INT'L TREASURY BOND ETF
   Total                                  ETF   78464A516      8,926     152,760 SH          SOLE                            152,760
ST SPDR SP BRIC 40 Total                  ETF   78463X798         96       4,162 SH          SOLE                              4,162
VANGUARD DIVIDEND APPRECIATION VIPERS
   Total                                  ETF   921908844     11,970     269,665 SH          SOLE                            269,665
VANGUARD LARGE-CAP VIPERS Total           ETF   922908637      1,008      20,968 SH          SOLE                             20,968
VISA INC COM CL A Total                   C     92826C839          6          85 SH          SOLE                                 85
WELLS FARGO & CO NEW COM Total            C     949746101         96       3,404 SH          SOLE                              3,404
WISDOMETREE TR HIGH YIELDING EQUITY
   FD Total                               ETF   97717W208      1,541      45,844 SH          SOLE                             45,844
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